Investments (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 Other Long-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2013 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2013 Short-term Investments Adjustable-rate Debt Investments USD ($)	Dec. 31, 2013 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2012 Short-term Investments Adjustable-rate Debt Investments CNY	Dec. 31, 2013 Short-term Investments Equity Investments USD ($)	Dec. 31, 2013 Short-term Investments Equity Investments CNY
Gain (Loss) on Investments [Line Items]
Short-term held-to-maturity investments, amortized cost			19,339,250	17,072,751
Long-term held-to-maturities investments, amortized cost	513,728
Held-to-maturity investments, gross unrecognized holding gains	886		51,897	30,886
Held-to-maturity investments, gross unrecognized holding losses			(21,080)	(17,385)
Held-to-maturity investments, fair value	514,614	3,199,707	19,370,067	17,086,252
Available-for-sale investments, amortized cost			7,603,087	3,500,945		514,433	17,073		604,878
Available-for-sale investments, gross unrealized gains			24,871	13,454		0	0		648,242
Available-for-sale investments current, fair value		$ 1,260,049	7,627,958	3,514,399	$ 84,978	514,433	17,073	$ 207,001	1,253,120